Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	115 Months Ended		120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000220628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory California Bond Fund
Average Annual Return, Percent	0.38%		(0.21%)					1.77%
C000220607
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Growth and Tax Strategy Fund
Average Annual Return, Percent	8.29%	7.67%
C000220605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Growth and Tax Strategy Fund
Average Annual Return, Percent	9.00%	7.39%
C000220623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Precious Metals and Minerals Fund
Average Annual Return, Percent	44.33%		7.53%					5.72%
C000220633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Sustainable World Fund
Average Annual Return, Percent	6.65%		10.72%					8.38%
C000220611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Intermediate-Term Fund
Average Annual Return, Percent	1.46%		0.23%					1.84%
C000220616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Long-Term Fund
Average Annual Return, Percent	2.35%		(0.01%)					1.92%
C000220625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Tax Exempt Short-Term Fund
Average Annual Return, Percent	1.84%		0.76%					1.00%
C000220631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Virginia Bond Fund
Average Annual Return, Percent	0.84%		(0.14%)					1.53%
Without Sales Load [Member] | C000220628
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%		0.25%					2.01%
Without Sales Load [Member] | C000034886
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%		0.49%					2.26%
Without Sales Load [Member] | C000220629
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	1.00%
Without Sales Load [Member] | C000114652
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%		9.11%					6.03%
Without Sales Load [Member] | C000114650
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%		3.66%					3.83%
Without Sales Load [Member] | C000114653
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%		11.67%					7.90%
Without Sales Load [Member] | C000034874
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%		5.46%					4.18%
Without Sales Load [Member] | C000034896
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%		6.60%					4.66%
Without Sales Load [Member] | C000114651
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		3.94%					3.39%
Without Sales Load [Member] | C000034897
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%		4.73%					3.76%
Without Sales Load [Member] | C000066846
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%		4.93%					3.97%
Without Sales Load [Member] | C000158652
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%		12.28%			8.20%
Without Sales Load [Member] | C000175754
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%		0.53%		1.68%
Without Sales Load [Member] | C000034899
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%		0.30%					1.37%
Without Sales Load [Member] | C000159210
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%		0.40%				1.52%
Without Sales Load [Member] | C000220607
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	8.19%
Without Sales Load [Member] | C000220605
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	7.39%
Without Sales Load [Member] | C000034866
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		7.89%					7.17%
Without Sales Load [Member] | C000220606
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%	8.51%
Without Sales Load [Member] | C000204424
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		8.71%	6.15%
Without Sales Load [Member] | C000034872
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%		8.12%					5.36%
Without Sales Load [Member] | C000066841
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%		8.20%					5.45%
Without Sales Load [Member] | C000034877
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%		0.55%					2.11%
Without Sales Load [Member] | C000220622
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.22%
Without Sales Load [Member] | C000220623
Average Annual Return [Line Items]
Average Annual Return, Percent	53.11%		8.81%					6.35%
Without Sales Load [Member] | C000034879
Average Annual Return [Line Items]
Average Annual Return, Percent	53.38%		9.00%					6.48%
Without Sales Load [Member] | C000066842
Average Annual Return [Line Items]
Average Annual Return, Percent	53.51%		9.16%					6.74%
Without Sales Load [Member] | C000220633
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%		12.03%					9.02%
Without Sales Load [Member] | C000034893
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%		12.33%					9.31%
Without Sales Load [Member] | C000159208
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%		12.41%				9.67%
Without Sales Load [Member] | C000158651
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%		9.55%			7.07%
Without Sales Load [Member] | C000220611
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%		0.69%					2.07%
Without Sales Load [Member] | C000034870
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%		0.93%					2.32%
Without Sales Load [Member] | C000220612
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	1.51%
Without Sales Load [Member] | C000220616
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%		0.45%					2.16%
Without Sales Load [Member] | C000034873
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%		0.65%					2.39%
Without Sales Load [Member] | C000220617
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.38%
Without Sales Load [Member] | C000034887
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%		1.43%					0.98%
Without Sales Load [Member] | C000220625
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%		1.21%					1.23%
Without Sales Load [Member] | C000034881
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%		1.41%					1.44%
Without Sales Load [Member] | C000220626
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	1.71%
Without Sales Load [Member] | C000034889
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%		2.36%					1.58%
Without Sales Load [Member] | C000220631
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%		0.32%					1.77%
Without Sales Load [Member] | C000034891
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%		0.55%					2.01%
Without Sales Load [Member] | C000220632
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	0.95%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%		(0.07%)					1.87%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%		(0.07%)					1.87%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%			9.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.81%		(0.52%)		1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.81%		(0.52%)					1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.81%		(0.52%)				1.66%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	17.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	17.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.85%					12.98%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	17.15%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.77%		8.70%	6.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.77%		8.70%					5.28%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.77%		8.70%					5.28%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%					9.11%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%				9.60%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	15.06%		12.79%			9.71%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Average Annual Return, Percent	3.65%		0.35%					2.27%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Average Annual Return, Percent	3.65%		0.35%					2.27%
Lipper California Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Index
Average Annual Return, Percent	3.65%	1.05%
Cornerstone Aggressive Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Aggressive Composite Index
Average Annual Return, Percent	12.71%		10.23%					7.89%
Cornerstone Conservative Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Conservative Composite Index							Cornerstone Conservative Composite Index
Average Annual Return, Percent	7.84%		2.53%					3.41%
Cornerstone Equity Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Equity Composite Index
Average Annual Return, Percent	14.14%		12.45%					9.10%
Cornerstone Moderate Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderate Composite Index
Average Annual Return, Percent	10.28%		6.44%					5.75%
Cornerstone Moderately Aggressive Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderately Aggressive Composite Index
Average Annual Return, Percent	11.05%		7.66%					6.43%
Cornerstone Moderately Conservative Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cornerstone Moderately Conservative Composite Index
Average Annual Return, Percent	9.48%		5.15%					4.98%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	10.07%		4.26%					3.49%
Lipper Emerging Markets Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Emerging Market Funds Index							Lipper Emerging Market Funds Index
Average Annual Return, Percent	7.15%		4.45%					3.78%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	10.07%		4.26%					3.49%
Lipper Emerging Markets Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Emerging Market Funds Index							Lipper Emerging Market Funds Index
Average Annual Return, Percent	7.15%		4.45%					3.78%
MSCI World High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Average Annual Return, Percent	13.76%		9.46%			7.35%
Lipper Global Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Index					Lipper Global Equity Income Funds Index
Average Annual Return, Percent	14.57%		9.94%			7.27%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent	5.82%		(0.07%)		1.33%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index				Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent	5.40%		(0.63%)		1.07%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent	5.82%		(0.07%)					1.26%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index							Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent	5.40%		(0.63%)					0.99%
Bloomberg Barclays US Aggr Govt Interm & Mtg-Backed Sec Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index
Average Annual Return, Percent	5.82%		(0.07%)				1.30%
Lipper Intermediate U.S. Government Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate U.S. Government Funds Index						Lipper Intermediate U.S. Government Funds Index
Average Annual Return, Percent	5.40%		(0.63%)				1.05%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Average Annual Return, Percent	9.96%	8.47%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Average Annual Return, Percent	9.96%	8.47%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%					2.33%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index							Lipper Composite Index
Average Annual Return, Percent	9.96%		8.12%					7.21%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.94%
50% S&P 500 Index & 50% Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
51% Lipper Gen Muni Bnd Fds & 49% Lipper Lg-Cap Core Fds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Composite Index	Lipper Composite Index
Average Annual Return, Percent	9.96%	8.47%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Average Annual Return, Percent	10.28%		8.86%	6.51%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Average Annual Return, Percent	10.28%		8.86%					5.67%
Lipper International Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper International Funds Index
Average Annual Return, Percent	10.28%		8.86%					5.67%
Lipper New York Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Index							Lipper New York Municipal Debt Funds Index
Average Annual Return, Percent	3.03%		0.30%					2.27%
Lipper New York Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Index
Average Annual Return, Percent	3.03%	1.16%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Average Annual Return, Percent	58.43%		10.19%					8.00%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index							Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent	52.86%		9.18%					6.84%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Average Annual Return, Percent	58.43%		10.19%					8.00%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index							Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent	52.86%		9.18%					6.84%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index
Average Annual Return, Percent	58.43%		10.19%					8.00%
Lipper Precious Metals Equity Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Precious Metals Equity Funds Index							Lipper Precious Metals Equity Funds Index
Average Annual Return, Percent	52.86%		9.18%					6.84%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Average Annual Return, Percent	12.97%		11.78%					8.28%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Average Annual Return, Percent	12.97%		11.78%					8.28%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Funds Index
Average Annual Return, Percent	12.97%		11.78%				8.60%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index					Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%		(0.07%)			2.00%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent	2.86%		0.91%					2.14%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index							Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent	3.52%		0.86%					2.07%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent	2.86%		0.91%					2.14%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index							Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent	3.52%		0.86%					2.07%
Bloomberg Barclays Municipal 1-15 Years Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Years Blend Index
Average Annual Return, Percent	2.86%	1.05%
Lipper Intermediate Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Index	Lipper Intermediate Municipal Debt Funds Index
Average Annual Return, Percent	3.52%	1.23%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent	3.80%		0.64%					2.44%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent	3.80%		0.64%					2.44%
Lipper General & Insured Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Index
Average Annual Return, Percent	3.80%	1.32%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent	3.32%		1.13%					1.45%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index							Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent	3.68%		1.36%					1.32%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent	3.32%		1.13%					1.45%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index							Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent	3.68%		1.36%					1.32%
Bloomberg Barclays Municipal Short (1-5 Years) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short (1-5 Years) Index
Average Annual Return, Percent	3.32%	1.10%
Lipper Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Index	Lipper Short Municipal Debt Funds Index
Average Annual Return, Percent	3.68%	1.48%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent	3.28%		0.31%					1.73%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent	3.28%		0.31%					1.73%
Lipper Virginia Municipal Debt Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Index
Average Annual Return, Percent	3.28%	0.58%